FAIR VALUE INFORMATION	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FAIR VALUE INFORMATION

NOTE 34 — FAIR VALUE INFORMATION

Fair value hierarchy

The table below analyses assets and liabilities carried at fair value. The different levels are defined as follows:

Level 1: Quoted unadjusted prices in active markets for identical assets or liabilities that the Company can access at measurement date.

Level 2: Inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability.

As of December 31, 2025 and 2024, the Company’s financial assets and liabilities by level within the fair value hierarchy are as follows:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Financial assets at fair value through profit or loss	$—	—	1,396,266	$1,396,266
Digital Assets	$14,901,322	—	—	$14,901,322

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Financial assets at fair value through profit or loss	$—	—	1,381,666	$1,381,666
Digital Assets	$30,441,133	—	—	$30,441,133